Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Change in Net Carrying Amount of Goodwill by Segment

The change in the net carrying amount of goodwill for the years ended December 31, 2018 and 2017 by segment is as follows:

	(in thousands)
	Steel Mills	Steel Products	Raw Materials	Total
Balance, December 31, 2016	$620,156	$702,995	$729,577	$2,052,728
Acquisitions	125,328	7,004	—	132,332
Translation	—	10,998	—	10,998

Balance, December 31, 2017	745,484	720,997	729,577	2,196,058
Reclassifications	(153,498)	153,498	—	—
Translation	—	(11,722)	—	(11,722)

Balance, December 31, 2018	$591,986	$862,773	$729,577	$2,184,336

Schedule of Intangible Assets

Intangible assets with estimated useful lives of five to 22 years are amortized on a straight-line or accelerated basis and are comprised of the following:

	(in thousands)
	December 31, 2018		December 31, 2017
	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Customer relationships	$1,418,250	$713,656	$1,420,224	$641,089
Trademarks and trade names	176,046	87,680	176,471	77,208
Other	67,820	32,276	62,805	26,557

	$1,662,116	$833,612	$1,659,500	$744,854